Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Nov. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Grant Practices
From time to time, the Company grants stock options to certain senior-level employees, including NEOs. Historically, the
Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants, if any, in the first quarter of each year, which refresh grants are typically approved at a regularly scheduled meeting of the HCCC.
Non-employee directors do not receive option grants. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
The HCCC generally does not take material nonpublic information into account when determining the timing and terms of equity awards, and Unity has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In connection with the promotion of Mr. Blum to Senior Vice President, Chief Operating Officer, the
HCCC approved equity awards on October 25, 2024, with such awards to be effective as of the date Mr. Blum began in his new role, November 1, 2024. We subsequently announced the appointment of our new Senior Vice President, Chief Financial Officer
and announced our quarterly financial results four business days later. Consistent with our typical practice, the number of shares underlying the award was determined by dividing the target dollar value of the award by the closing price of our common stock for the 60 trading days preceding the date of the HCCC action to control for volatility in our stock.

Name	Grant Date	Number of securities underlying the award	Exercise Price of the award ($/sh)	Grant date fair value of the award(1) ($)
Percentage change in the closing market price
of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of the material non-
public information (“MNPI”) and the trading
day beginning immediately following the
disclosure of the MNPI

Alexander Blum	11/1/2024	39,703	20.83	540,100	(5.4)%
1.The amount disclosed represents the aggregate grant date fair value of the stock options granted during 2024 under our 2020 Plan, computed in accordance with ASC 718. The assumptions used in calculating the grant date fair value of the stock options reported in the table are set forth in Note 12 to our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, which was filed with the SEC on
February 21, 2025. This amount does not reflect the actual economic value that will be realized upon the vesting of the stock options, the exercise of the stock options, or the sale of any common stock acquired under such stock options.
In addition, eligible employees, including our named executive officers, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in August and February.
Award Timing Method	From time to time, the Company grants stock options to certain senior-level employees, including NEOs. Historically, the
Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants, if any, in the first quarter of each year, which refresh grants are typically approved at a regularly scheduled meeting of the HCCC.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Non-employee directors do not receive option grants. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
The HCCC generally does not take material nonpublic information into account when determining the timing and terms of equity awards, and Unity has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise Price of the award ($/sh)	Grant date fair value of the award(1) ($)
Percentage change in the closing market price
of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of the material non-
public information (“MNPI”) and the trading
day beginning immediately following the
disclosure of the MNPI

Alexander Blum	11/1/2024	39,703	20.83	540,100	(5.4)%
1.The amount disclosed represents the aggregate grant date fair value of the stock options granted during 2024 under our 2020 Plan, computed in accordance with ASC 718. The assumptions used in calculating the grant date fair value of the stock options reported in the table are set forth in Note 12 to our audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2024, which was filed with the SEC on
February 21, 2025. This amount does not reflect the actual economic value that will be realized upon the vesting of the stock options, the exercise of the stock options, or the sale of any common stock acquired under such stock options.

Alexander Blum [Member]
Awards Close in Time to MNPI Disclosures
Name		Alexander Blum
Underlying Securities | shares		39,703
Exercise Price | $ / shares		$ 20.83
Fair Value as of Grant Date | $		$ 540,100
Underlying Security Market Price Change		(0.054)